Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments By Category
Schedule of financial assets and financial liabilities

Financial assets and financial liabilities as of June 30, 2018 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
June 30, 2018		Level 1	Level 2	Level 3
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	1,424,384	-	-	-	1,424,384	1,498,699	2,923,083
Investments in financial assets:
- Investment in equity public companies	-	201,699	-	-	201,699	-	201,699
- Non-convertible notes issued by related parties (Notes 29 and 31)	-	248,544	-	-	248,544	-	248,544
- Mutual funds	-	1,163,536	-	-	1,163,536	-	1,163,536
- ETF funds	-	121,971	-	-	121,971	-	121,971
- Government bonds	-	2,848,848	-	-	2,848,848	-	2,848,848
- Non-Convertible Notes TGLT	-	-	-	580,462	580,462	-	580,462
- Financial trusts	9,542	-	-	-	9,542	-	9,542
Derivative financial instruments
- Futures contracts	-	-	47,360	-	47,360	-	47,360
Cash and cash equivalents:
- Cash at banks and on hand	1,199,068	-	-	-	1,199,068	-	1,199,068
- Short- term investments	-	2,444,063	-	-	2,444,063	-	2,444,063
Total	2,632,994	7,028,661	47,360	580,462	10,289,477	1,498,699	11,788,176

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per statement of financial position
Trade and other payables (Note 17)	853,305	-	853,305	1,501,155	2,354,460
Derivative financial instruments
- United States treasury bonds	-	263	263	-	263
- Swaps of interest rate (ii)	-	46,448	46,448	-	46,448
Borrowings (excluding finance leases liabilities) (Note 18)	15,653,804	-	15,653,804	-	15,653,804
Total	16,507,109	46,711	16,553,820	1,501,155	18,054,975

Financial assets and financial liabilities as of June 30, 2017 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
		Level 1
June 31, 2017
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	1,096,254	-	1,096,254	1,266,624	2,362,878
Investments in financial assets:
- Investment in equity public companies	-	157,689	157,689	-	157,689
- Non-convertible notes issued by related parties (Notes 29 and 31)	-	267,365	267,365	-	267,365
- Mutual funds	-	196,016	196,016	-	196,016
- EFT funds	-	70,148	70,148	-	70,148
- Government bonds	-	555,748	555,748	-	555,748
- Restringed assets (*) (Note 31)	49,525	-	49,525	-	49,525
Cash and cash equivalents:
- Cash at banks and on hand	119,705	-	119,705	-	119,705
- Short- term investments	-	1,687,839	1,687,839	-	1,687,839
Total	1,265,484	2,934,805	4,200,289	1,266,624	5,466,913

(*) Represents cash related to the Employee Capitalization Plan.

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2

Liabilities as per statement of financial position
Trade and other payables (Note 17)	492,944	-	492,944	1,018,636	1,511,580
Derivative financial instruments
- Futures contracts	-	4,950	4,950	-	4,950
- Borrowings (excluding finance leases liabilities) (Note 18)	6,164,838	-	6,164,838	-	6,164,838
Total	6,657,782	4,950	6,662,732	1,018,636	7,681,368

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.

(ii)    The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 18).

Schedule of book value of financial instruments recognized

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.18			06.30.17
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	1,507,724	(83,340)	1,424,384	1,182,876	(86,622)	1,096,254
Financial liabilities
Trade and other payables	(936,645)	83,340	(853,305)	(579,566)	86,622	(492,944)

Schedule of derivative financial instrument

Results of derivative financial instruments are included in “Financial results, net” in the statements of comprehensive income (Note 27) and can be assigned to the following categories:

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2018
Interest income	234,947	5,031	240,005
Dividend income	34,172	-	34,172
Interest expense	(928,218)	-	(928,218)
Foreign exchange losses, net	(5,993,197)	-	(5,993,197)
Other finance costs	(117,445)	-	(117,445)
Fair value gains of financial assets through profit or loss	-	2,041,061	2,041,061
Gain from derivative financial instruments	-	227,378	227,378
Net (loss) income	(6,769,741)	2,273,470	(4,496,244)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2017
Interest income	177,892	6,404	184,296
Dividend income	9,705	-	9,705
Interest expense	(639,768)	-	(639,768)
Foreign exchange losses, net	(550,408)	-	(550,408)
Other finance costs	(77,033)	-	(77,033)
Fair value gains of financial assets through profit or loss	-	203,087	203,087
Gain from derivative financial instruments	-	81,105	81,105
Loss from repurchase of non-convertible notes	-	(168)	(168)
Net (loss) income	(1,079,612)	290,428	(789,184)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2016
Interest income	94,541	7,628	102,169
Interest expense	(612,486)	-	(612,486)
Foreign exchange losses, net	(1,815,553)	-	(1,815,553)
Other finance costs	(100,051)	-	(100,051)
Fair value gains of financial assets through profit or loss	-	466,328	466,328
Gain from derivative financial instruments	-	1,248,374	1,248,374
Net (loss) income	(2,433,549)	1,722,330	(711,219)

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

When no quoted prices in an active market are available, fair values are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table:

Description	Pricing model	Parameters	Fair value hierarchy	Range
Foreign-currency contracts	Present value method - Theoretical price	Money market curve; Interest curve	Level 2	-
Foreign exchange curve

Arcos del Gourmet S.A. purchase option	Discounted cash flow	Projected revenues and discount rate	Level 3	Projected income: USD 0,5MM – USD 1MM Discount rate 8.7% - 9.5%

Non-Convertible Notes - TGLT	Black & Scholes - Black & Scholes	Price and volatility of the subjacent	Level 3	Price: Ps. 13 - Ps. 16 Volatility of the subjacent: 40% - 60% Market interest rate: 6% - 7%
Market Interest rate

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2	-